Accounts receivable	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Accounts receivable	Accounts receivable

	2021	2020

Customers (a)	419,532	455,253
Dividends and interest receivable on equity capital - Funds	3,593	6,393
Other (b)	52,492	51,131
(-) Expected credit losses on accounts receivable (Note 14(b))	(6,531)	(6,418)
Total	469,086	506,359

(a)	Refers to receivables from management fee arising from the distribution of funds and amounts receivable related to service provision, which have an average term of 30 days. There is no concentration on the balances receivable as of December 31, 2021 and 2020.
(b)	Mainly related to accounts receivable from B3.
The reconciliation of gross carrying amount and the expected credit loss in Accounts receivable segregated by stage according with IFRS 9 is included in Note 14.